UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2008

Waddell & Reed Advisors Continental Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Continental Income Fund
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 2.14%
General Dynamics Corporation	122	$8,960

Air Freight & Logistics - 0.69%
Expeditors International of Washington, Inc.	83	2,898

Asset Management & Custody Banks - 2.06%
Northern Trust Corporation	117	8,620

Biotechnology - 3.30%
Genentech, Inc. (A)	71	6,296
Gilead Sciences, Inc. (A)	165	7,550
		13,846
Brewers - 1.31%
Anheuser-Busch Companies, Inc.	84	5,469

Communications Equipment - 4.77%
Cisco Systems, Inc. (A)	363	8,190
Nokia Corporation, Series A, ADR	290	5,403
QUALCOMM Incorporated	149	6,405
		19,998
Computer Hardware - 2.75%
Apple Inc. (A)	40	4,548
Hewlett-Packard Company	151	6,968
		11,516
Construction & Engineering - 1.57%
Fluor Corporation	118	6,567

Data Processing & Outsourced Services - 0.70%
Paychex, Inc.	88	2,913

Distillers & Vintners - 1.10%
Brown-Forman Corporation, Class B	64	4,596

Diversified Banks - 1.21%
Wells Fargo & Company	135	5,067

Diversified Chemicals - 1.18%
E.I. du Pont de Nemours and Company	123	4,969

Electric Utilities - 1.54%
Exelon Corporation	103	6,437

Electrical Components & Equipment - 1.14%
Emerson Electric Co.	117	4,789

Health Care Equipment - 0.87%
Zimmer Holdings, Inc. (A)	57	3,647

Health Care Supplies - 1.64%
DENTSPLY International Inc.	183	6,858

Household Products - 2.44%
Colgate-Palmolive Company	136	10,225

Hypermarkets & Super Centers - 1.63%
Wal-Mart Stores, Inc.	114	6,839

Industrial Gases - 1.27%
Air Products and Chemicals, Inc.	78	5,322

Integrated Oil & Gas - 4.72%
BP p.l.c., ADR	95	4,766
Chevron Corporation	70	5,782
Exxon Mobil Corporation	119	9,221
		19,769
Integrated Telecommunication Services - 1.31%
AT&T Inc.	197	5,503

Investment Banking & Brokerage - 0.62%
Goldman Sachs Group, Inc. (The)	21	2,624

Movies & Entertainment - 0.97%
News Corporation Limited, Class A	339	4,059

Office Services & Supplies - 0.89%
Pitney Bowes Inc.	112	3,728

Oil & Gas Equipment & Services - 1.85%
Schlumberger Limited	99	7,739

Oil & Gas Exploration & Production - 0.68%
XTO Energy Inc.	62	2,861

Other Diversified Financial Services - 1.82%
J.P. Morgan Chase & Co.	163	7,612

Pharmaceuticals - 5.16%
Abbott Laboratories	143	8,240
Allergan, Inc.	74	3,831
Johnson & Johnson	138	9,526
		21,597
Property & Casualty Insurance - 4.53%
Allstate Corporation (The)	139	6,420
Berkshire Hathaway Inc., Class B (A)	2	7,032
Travelers Companies, Inc. (The)	122	5,532
		18,984
Regional Banks - 0.89%
Synovus Financial Corp.	359	3,718

Semiconductor Equipment - 0.92%
Applied Materials, Inc.	255	3,865

Semiconductors - 1.27%
Microchip Technology Incorporated	181	5,334

Soft Drinks - 3.34%
Coca-Cola Company (The)	97	5,119
PepsiCo, Inc.	125	8,880
		13,999
Systems Software - 1.32%
Microsoft Corporation	207	5,509

Tobacco - 0.96%
Philip Morris International Inc.	84	4,031

TOTAL COMMON STOCKS - 64.56%		$270,468
(Cost: $210,946)

CORPORATE DEBT SECURITIES	Principal
Beverage / Bottling - 0.47%
Coca-Cola Enterprises Inc.,
6.700%, 10-15-36	$2,000	1,970

Independent Finance - 1.59%
General Electric Capital Corporation,
8.300%, 9-20-09	6,500	6,655

TOTAL CORPORATE DEBT SECURITIES - 2.06%		$8,625
(Cost: $8,582)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 3.47%
Federal Home Loan Mortgage Corporation,
6.625%, 9-15-09	5,000	5,162
Federal National Mortgage Association:
6.625%, 9-15-09	4,000	4,124
7.250%, 1-15-10	5,000	5,257
		14,543
Mortgage-Backed Obligations - 1.13%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 7-1-18	2,266	2,233
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
9.000%, 8-15-16	33	36
9.000%, 10-15-16	2	2
9.000%, 11-15-16	12	13
9.000%, 1-15-17	2	3
9.000%, 1-15-17	2	2
9.000%, 3-15-17	13	15
9.000%, 4-15-17	18	20
4.000%, 9-15-18	2,234	2,166
6.500%, 8-15-28	237	244
		4,734

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 4.60%		$19,277
(Cost: $18,807)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 0.91%
United States Treasury Notes,
3.000%, 7-15-12 (B)	3,670	3,816

Treasury Obligations - 12.77%
United States Treasury Bonds:
7.250%, 5-15-16	8,500	10,511
6.250%, 8-15-23	5,000	5,989
United States Treasury Notes:
4.250%, 10-15-10	10,000	10,472
4.250%, 11-15-14	10,000	10,640
4.250%, 8-15-15	15,000	15,865
		53,477

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 13.68%		$57,293
(Cost: $52,700)

SHORT-TERM SECURITIES
Commercial Paper - 13.19%
Air Products and Chemicals, Inc.,
1.500%, 10-1-08	2,000	2,000
Automatic Data Processing Inc.,
2.000%, 10-1-08	5,000	5,000
Bemis Company, Inc.,
2.500%, 10-15-08	2,291	2,289
Campbell Soup Co.,
2.080%, 10-10-08	7,000	6,996
Coca-Cola Company (The),
2.100%, 10-22-08	4,000	3,995
Danaher Corporation,
1.800%, 10-6-08	3,000	2,999
Johnson & Johnson,
2.030%, 11-4-08	5,000	4,990
Merck & Co., Inc.,
1.500%, 10-15-08	2,000	1,999
PepsiCo, Inc.,
2.040%, 10-9-08	10,000	9,996
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
2.190%, 10-17-08	3,000	2,997
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc):
2.200%, 10-7-08	2,000	1,999
2.100%, 10-9-08	5,000	4,998
Toyota Motor Credit Corporation,
4.500%, 10-1-08	5,000	5,000
		55,258

United States Government Obligations - 1.91%
United States Treasury Bills:
0.100%, 10-23-08	5,000	5,000
0.320%, 10-30-08	3,000	2,999
		7,999

TOTAL SHORT-TERM SECURITIES - 15.10%		$63,257
(Cost: $63,257)

TOTAL INVESTMENT SECURITIES - 100.00%		$418,920
(Cost: $354,292)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$270,468	$ ---
Level 2 - Other Significant Observable Inputs	148,452	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$418,920	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

(B)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The following acronym is used throughout this portfolio:
ADR = American Depositary Receipts

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Continental Income Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 26, 2008